Fair Value of Financial Instruments and Derivatives Instruments - Schedule of Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Derivative assets / Current assets	$ 1,148	$ 99
Derivative assets / Non-current assets	5,879	54
Derivative liabilities / Current liabilities	414	582
Derivative liabilities / Non-current liabilities	0	1,396
Not Designated as Hedging Instrument
Derivative [Line Items]
Total Derivative Assets	7,027	153
Total Derivative Liabilities	414	1,978
Not Designated as Hedging Instrument | Foreign Currency
Derivative [Line Items]
Derivative assets / Current assets	0	99
Not Designated as Hedging Instrument | Bunker Fuel Contracts
Derivative [Line Items]
Derivative assets / Current assets	9	0
Derivative liabilities / Current liabilities	258	408
Derivative liabilities / Non-current liabilities	0	116
Not Designated as Hedging Instrument | Forward Freight
Derivative [Line Items]
Derivative assets / Current assets	1,139	0
Derivative liabilities / Current liabilities	156	174
Not Designated as Hedging Instrument | Interest Rate Contract
Derivative [Line Items]
Derivative assets / Non-current assets	5,879	54
Derivative liabilities / Non-current liabilities	$ 0	$ 1,280